Financial Instruments (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 3,601	$ 1,830
Within 90 days or less [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	3,601	1,830
In later than 90 days, not later than one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 0	$ 0